UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2004

1.807739.100

AMP-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.4%
Autoliv, Inc.	3,030	$ 122,412
Bharat Forge Ltd.	1	18
BorgWarner, Inc.	1,800	77,922
Gentex Corp.	5,000	175,650
IMPCO Technologies, Inc. (a)	18,500	90,650
Nokian Tyres Ltd.	1,130	122,961
		589,613
Automobiles - 0.0%
Hero Honda Motors Ltd.	1,000	9,757
Hotels, Restaurants & Leisure - 2.2%
Buffalo Wild Wings, Inc.	2,764	77,503
Jack in the Box, Inc. (a)	100	3,173
Krispy Kreme Doughnuts, Inc. (a)	1,800	22,788
Outback Steakhouse, Inc.	10,700	444,371
Red Robin Gourmet Burgers, Inc. (a)	2,900	126,643
Royal Caribbean Cruises Ltd.	4,300	187,480
Sonic Corp. (a)	1,900	48,697
		910,655
Household Durables - 1.7%
Alba PLC	12,521	172,888
Harman International Industries, Inc.	2,100	226,275
LG Electronics, Inc.	2,070	119,005
Rational AG	500	36,064
Sekisui House Ltd.	11,000	105,176
Toll Brothers, Inc. (a)	700	32,431
		691,839
Leisure Equipment & Products - 0.0%
Jumbo SA	200	1,139
Media - 0.8%
Astral Media, Inc. Class A (non-vtg.)	5,000	112,384
Clear Media Ltd. (a)	1,000	930
E.W. Scripps Co. Class A	200	9,556
Salem Communications Corp. Class A (a)	200	5,064
SKY Perfect Communications, Inc.	75	87,935
Sogecable SA (a)	1,400	56,410
Zee Telefilms Ltd.	11,300	37,392
		309,671
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	800	46,535
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.8%
AC Moore Arts & Crafts, Inc. (a)	9,700	$ 239,881
CarMax, Inc. (a)	11,500	247,825
Chico's FAS, Inc. (a)	100	3,420
Hot Topic, Inc. (a)	2,100	35,784
KOMERI Co. Ltd.	9,600	208,971
Nitori Co. Ltd.	3,950	226,894
Pacific Sunwear of California, Inc. (a)	2,100	44,205
PETsMART, Inc.	100	2,839
RONA, Inc. (a)	1,200	32,089
Ross Stores, Inc.	3,000	70,320
Select Comfort Corp. (a)	3,400	61,880
		1,174,108
Textiles Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co. (a)	8,300	452,350
Folli Follie SA	700	20,179
Fossil, Inc. (a)	3,700	114,478
Ted Baker PLC	9,440	71,588
		658,595
TOTAL CONSUMER DISCRETIONARY		4,391,912
CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 0.4%
Massmart Holdings Ltd.	8,700	52,824
Plant Co. Ltd.	700	10,243
Whole Foods Market, Inc.	1,200	102,948
		166,015
Food Products - 5.2%
Archer-Daniels-Midland Co.	15,800	268,284
Bunge Ltd.	6,600	263,868
Corn Products International, Inc.	7,000	322,700
Glanbia PLC	8,700	28,130
Green Mountain Coffee Roasters, Inc. (a)	2,000	42,040
Hershey Foods Corp.	6,900	322,299
Lindt & Spruengli AG (participation certificate)	40	46,103
McCormick & Co., Inc. (non-vtg.)	6,800	233,512
People's Food Holdings Ltd.	104,000	71,616
PT Indofood Sukses Makmur Tbk	1,068,000	78,808
Smithfield Foods, Inc. (a)	18,800	470,000
		2,147,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,400	$ 58,520
Hengan International Group Co. Ltd.	136,000	69,333
		127,853
TOTAL CONSUMER STAPLES		2,441,228
ENERGY - 14.3%
Energy Equipment & Services - 10.5%
BJ Services Co.	8,600	450,726
Cal Dive International, Inc. (a)	5,900	210,158
Cooper Cameron Corp. (a)	4,500	246,780
Core Laboratories NV (a)	2,600	63,934
FMC Technologies, Inc. (a)	300	10,020
Global Industries Ltd. (a)	20,200	124,836
GlobalSantaFe Corp.	9,700	297,305
Gulf Island Fabrication, Inc.	1,900	42,370
Hydril Co. (a)	1,400	60,130
Input/Output, Inc. (a)	19,700	203,107
Lone Star Technologies, Inc. (a)	400	15,120
Nabors Industries Ltd. (a)	9,700	459,295
National-Oilwell, Inc. (a)	900	29,574
Noble Corp. (a)	4,700	211,265
Oceaneering International, Inc. (a)	4,800	176,832
Parker Drilling Co. (a)	26,300	96,521
Pason Systems, Inc.	9,100	224,083
Patterson-UTI Energy, Inc.	2,100	40,047
Pioneer Drilling Co. (a)	18,600	156,240
Precision Drilling Corp. (a)	1,900	109,370
Pride International, Inc. (a)	6,700	132,593
Rowan Companies, Inc. (a)	4,000	105,600
Smith International, Inc. (a)	1,200	72,876
Transocean, Inc. (a)	5,200	186,056
Unit Corp. (a)	4,900	171,892
Varco International, Inc. (a)	15,500	415,710
Weatherford International Ltd. (a)	800	40,816
		4,353,256
Oil & Gas - 3.8%
Ashland, Inc.	100	5,608
Caltex Australia Ltd.	13,600	91,762
Golar LNG Ltd. (a)	3,700	58,474
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Niko Resources Ltd.	2,000	$ 63,008
PetroKazakhstan, Inc. Class A	7,900	268,666
Premcor, Inc. (a)	3,300	127,050
Southwestern Energy Co. (a)	15,200	638,248
Talisman Energy, Inc.	2,600	67,568
Tesoro Petroleum Corp. (a)	900	26,577
Valero Energy Corp.	3,100	248,651
World Fuel Services Corp.	100	3,580
		1,599,192
TOTAL ENERGY		5,952,448
FINANCIALS - 7.5%
Capital Markets - 0.3%
Deutsche Bank AG (NY Shares)	100	7,194
Investors Financial Services Corp.	600	27,078
Mitsubishi Securities Co. Ltd.	9,000	86,871
		121,143
Commercial Banks - 3.3%
Bank Austria Creditanstalt AG	2,900	205,928
Bank of Baroda	11,600	42,589
Bank of Fukuoka Ltd.	29,000	138,641
Bank of India	79,200	88,623
Bank of Yokohama Ltd.	31,000	166,798
Boston Private Financial Holdings, Inc.	1,500	37,440
Canara Bank	320	1,080
Capitalia Spa	132,300	486,839
Commerce Bancorp, Inc., New Jersey	900	49,680
Hiroshima Bank Ltd.	1,000	4,299
Nara Bancorp, Inc.	3,400	68,510
State Bank of India	3,000	32,941
Wintrust Financial Corp.	600	34,368
		1,357,736
Diversified Financial Services - 0.3%
Moody's Corp.	800	58,600
TSX Group, Inc.	2,200	80,380
		138,980
Insurance - 2.8%
Assurant, Inc.	14,600	379,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Brown & Brown, Inc.	100	$ 4,570
MBIA, Inc.	800	46,568
Mercury General Corp.	500	26,445
Ohio Casualty Corp. (a)	600	12,558
Progressive Corp.	800	67,800
Reinsurance Group of America, Inc.	6,300	259,560
W.R. Berkley Corp.	8,800	371,008
		1,168,109
Real Estate - 0.5%
CBL & Associates Properties, Inc.	500	30,475
Corporate Office Properties Trust (SBI)	1,600	40,992
General Growth Properties, Inc.	800	24,800
Kimco Realty Corp.	200	10,260
Pan Pacific Retail Properties, Inc.	800	43,280
Plum Creek Timber Co., Inc.	1,800	63,054
		212,861
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	1,900	78,793
Golden West Financial Corp., Delaware	450	49,928
		128,721
TOTAL FINANCIALS		3,127,550
HEALTH CARE - 19.6%
Biotechnology - 7.6%
Affymetrix, Inc. (a)	300	9,213
Charles River Laboratories International, Inc. (a)	17,300	792,340
Dendreon Corp. (a)	400	3,364
Gen-Probe, Inc. (a)	400	15,948
Genentech, Inc. (a)	100	5,242
Global Bio-Chem Technology Group Co. Ltd.	120,000	91,571
Harvard Bioscience, Inc. (a)	18,100	79,640
ImmunoGen, Inc. (a)	1,200	6,060
Invitrogen Corp. (a)	20,400	1,121,796
Martek Biosciences (a)	800	38,912
Neogen Corp. (a)	200	3,906
QIAGEN NV (a)	69,200	792,340
Serologicals Corp. (a)	400	9,332
Stratagene Corp. (a)	8,515	60,457
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Strategic Diagnostics, Inc. (a)	4,900	$ 10,486
Techne Corp. (a)	3,400	129,812
		3,170,419
Health Care Equipment & Supplies - 2.8%
Cholestech Corp. (a)	1,000	6,760
Edwards Lifesciences Corp. (a)	6,100	204,350
Illumina, Inc. (a)	12,300	72,693
Integra LifeSciences Holdings Corp. (a)	800	25,688
Millipore Corp. (a)	5,300	253,605
Molecular Devices Corp. (a)	320	7,542
Possis Medical, Inc. (a)	1,100	17,226
Sola International, Inc. (a)	1,400	26,670
Thermo Electron Corp. (a)	2,400	64,848
Waters Corp. (a)	11,100	489,510
		1,168,892
Health Care Providers & Services - 8.1%
Aetna, Inc.	3,300	329,769
AMERIGROUP Corp. (a)	500	28,125
Caremark Rx, Inc. (a)	14,300	458,601
Centene Corp. (a)	100	4,258
Cerner Corp. (a)	1,500	64,890
Community Health Systems, Inc. (a)	3,500	93,380
Covance, Inc. (a)	8,600	343,742
Coventry Health Care, Inc. (a)	3,600	192,132
eResearchTechnology, Inc. (a)	500	6,665
HealthExtras, Inc. (a)	1,900	26,486
Humana, Inc. (a)	3,700	73,926
ICON PLC sponsored ADR (a)	5,200	171,132
IMS Health, Inc.	24,300	581,256
Inveresk Research Group, Inc. (a)	9,100	335,699
Lifeline Systems, Inc. (a)	700	17,094
Molina Healthcare, Inc. (a)	2,200	78,100
PAREXEL International Corp. (a)	5,200	101,920
Pediatrix Medical Group, Inc. (a)	1,900	104,215
Pharmaceutical Product Development, Inc. (a)	4,200	151,200
ProxyMed, Inc. (a)	1,700	16,949
ResCare, Inc. (a)	16,400	194,340
		3,373,879
Pharmaceuticals - 1.1%
Connetics Corp. (a)	3,500	94,570
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Dr. Reddy's Laboratories Ltd. ADR	2,400	$ 38,688
Merck KGaA	3,300	188,943
Ranbaxy Laboratories Ltd. sponsored GDR	2,700	64,800
Roche Holding AG (participation certificate)	670	69,419
		456,420
TOTAL HEALTH CARE		8,169,610
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
DRS Technologies, Inc. (a)	2,500	93,600
EDO Corp.	2,400	66,600
L-3 Communications Holdings, Inc.	6,600	442,200
		602,400
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	1,000	46,390
Expeditors International of Washington, Inc.	500	25,850
		72,240
Commercial Services & Supplies - 2.7%
Bennett Environmental, Inc. (a)	1,600	7,926
Bright Horizons Family Solutions, Inc. (a)	9,500	515,755
ChoicePoint, Inc. (a)	4,600	196,190
Education Management Corp. (a)	1,000	26,640
Fullcast Co. Ltd.	75	152,693
Ionics, Inc. (a)	4,500	121,500
Princeton Review, Inc. (a)	8,024	60,180
Tetra Tech, Inc. (a)	200	2,534
Universal Technical Institute, Inc.	700	21,126
		1,104,544
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV	2,800	83,972
Fluor Corp.	800	35,616
Foster Wheeler Ltd. (a)	30,700	14,429
Jacobs Engineering Group, Inc. (a)	2,200	84,238
		218,255
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	3,900	150,930
Machinery - 2.8%
AGCO Corp. (a)	22,500	508,950
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CNH Global NV	2,600	$ 50,908
CUNO, Inc. (a)	1,600	92,400
Flowserve Corp. (a)	3,100	74,958
Graco, Inc.	9,500	318,250
Heidelberger Druckmaschinen AG (a)	1,400	41,785
Zenon Environmental, Inc. (a)	4,700	77,927
		1,165,178
Marine - 0.0%
Alexander & Baldwin, Inc.	600	20,364
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	700	26,817
Landstar System, Inc. (a)	200	11,736
		38,553
TOTAL INDUSTRIALS		3,372,464
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.6%
NETGEAR, Inc. (a)	6,496	79,381
Plantronics, Inc.	1,000	43,240
Research in Motion Ltd. (a)	800	61,083
SafeNet, Inc. (a)	1,600	42,208
		225,912
Electronic Equipment & Instruments - 3.5%
CDW Corp.	2,620	152,039
Dionex Corp. (a)	1,320	72,204
Elec & Eltek International Co. Ltd.	19,000	54,530
FLIR Systems, Inc. (a)	1,000	58,500
Hon Hai Precision Industries Co. Ltd.	119,000	409,862
Keyence Corp.	300	63,204
Mettler-Toledo International, Inc. (a)	4,500	212,490
National Instruments Corp.	200	6,054
Symbol Technologies, Inc.	33,500	423,440
		1,452,323
Internet Software & Services - 0.7%
aQuantive, Inc. (a)	6,100	58,865
RealNetworks, Inc. (a)	16,500	76,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	8,200	$ 163,016
Websense, Inc. (a)	100	4,167
		302,938
IT Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	7,600	423,092
DST Systems, Inc. (a)	2,100	93,387
Lionbridge Technologies, Inc. (a)	5,600	48,104
ManTech International Corp. Class A (a)	1,500	28,080
		592,663
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	3,650	222,687
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	1,100	42,658
Cabot Microelectronics Corp. (a)	3,000	108,750
Cree, Inc. (a)	100	3,053
International Rectifier Corp. (a)	600	20,580
KLA-Tencor Corp. (a)	500	20,740
		195,781
Software - 0.8%
Adobe Systems, Inc.	1,000	49,470
Macrovision Corp. (a)	441	10,619
Open Solutions, Inc.	4,800	119,856
Renaissance Learning, Inc.	100	2,167
RSA Security, Inc. (a)	1,113	21,481
Symantec Corp. (a)	100	5,488
Synopsys, Inc. (a)	3,900	61,737
TALX Corp.	1,100	25,399
THQ, Inc. (a)	2,500	48,650
		344,867
TOTAL INFORMATION TECHNOLOGY		3,337,171
MATERIALS - 22.5%
Chemicals - 1.5%
Ecolab, Inc.	7,100	223,224
IMC Global, Inc. (a)	1,500	26,085
K&S AG	700	30,155
Minerals Technologies, Inc.	1,000	58,860
Nitto Denko Corp.	2,100	96,769
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
NOVA Chemicals Corp.	2,700	$ 104,341
Novozymes AS Series B	100	4,512
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	1,700	65,807
		609,753
Containers & Packaging - 0.4%
Packaging Corp. of America	7,100	173,737
Metals & Mining - 20.2%
Agnico-Eagle Mines Ltd.	16,000	227,620
Arch Coal, Inc.	4,800	170,352
BHP Billiton Ltd. sponsored ADR	200	4,150
BlueScope Steel Ltd.	14,100	89,285
Compania de Minas Buenaventura SA sponsored ADR	15,500	368,125
CONSOL Energy, Inc.	9,600	334,944
Falconbridge Ltd.	4,800	127,822
Freeport-McMoRan Copper & Gold, Inc. Class B	18,200	737,100
Glamis Gold Ltd. (a)	1,900	35,237
Harmony Gold Mining Co. Ltd.	13,000	177,398
High River Gold Mines Ltd. (a)	28,500	42,013
Inmet Mining Corp. (a)	10,200	177,040
IPSCO, Inc.	13,900	388,550
Kinross Gold Corp. (a)	54,100	367,456
Massey Energy Co.	5,400	156,222
Newmont Mining Corp.	33,000	1,502,484
Nippon Steel Corp.	42,000	100,014
Nucor Corp.	14,100	1,288,317
Peabody Energy Corp.	5,600	333,200
Phelps Dodge Corp.	1,100	101,233
Steel Dynamics, Inc.	28,200	1,089,084
Teck Cominco Ltd. Class B (sub. vtg.)	15,200	327,792
United States Steel Corp.	4,400	165,528
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	2,500	38,488
Xstrata PLC	4,800	79,020
		8,428,474
Paper & Forest Products - 0.4%
Lee & Man Paper Manufacturing Ltd.	78,000	59,521
Sino-Forest Corp. (a)	36,500	97,488
		157,009
TOTAL MATERIALS		9,368,973
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
Golden Telecom, Inc.	1,700	$ 48,501
Philippine Long Distance Telephone Co. sponsored ADR (a)	7,000	175,280
PT Telkomunikasi Indonesia Tbk sponsored ADR	9,400	166,286
		390,067
Wireless Telecommunication Services - 1.3%
America Movil SA de CV sponsored ADR	2,700	105,381
MTN Group Ltd.	29,700	141,781
NII Holdings, Inc. (a)	7,200	296,712
		543,874
TOTAL TELECOMMUNICATION SERVICES		933,941
TOTAL COMMON STOCKS (Cost $39,116,799)		41,095,297
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 1.74% (b) (Cost $2,812,797)	2,812,797	2,812,797
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $41,929,596)		43,908,094
NET OTHER ASSETS - (5.6)%		(2,311,648)
NET ASSETS - 100%		$ 41,596,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $41,984,404. Net unrealized appreciation aggregated $1,923,690, of which $2,292,530 related to appreciated investment securities and $368,840 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2004

1.808792.100

SI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 47.7%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,893
Nonconvertible Bonds - 47.6%
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Dana Corp.:
9% 8/15/11		1,890	2,277
10.125% 3/15/10		865	986
EaglePicher, Inc. 9.75% 9/1/13		1,120	1,145
Stoneridge, Inc. 11.5% 5/1/12		35	40
Tenneco Automotive, Inc. 11.625% 10/15/09		265	280
United Components, Inc. 9.375% 6/15/13		360	388
			5,116
Automobiles - 0.1%
Renault SA 0.3313% 4/23/07 (i)	JPY	200,000	1,805
Hotels, Restaurants & Leisure - 2.4%
Domino's, Inc. 8.25% 7/1/11		516	557
Gaylord Entertainment Co. 8% 11/15/13		920	967
Hilton Hotels Corp.:
7.625% 12/1/12		2,610	3,047
8.25% 2/15/11		1,315	1,552
ITT Corp. 7.375% 11/15/15		2,560	2,787
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,251
6.5% 7/31/09		1,995	2,065
MGM MIRAGE:
6% 10/1/09 (g)		1,050	1,061
6.75% 9/1/12 (g)		3,280	3,391
8.5% 9/15/10		435	495
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,160
Penn National Gaming, Inc. 8.875% 3/15/10		1,505	1,650
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,184
Speedway Motorsports, Inc.:
6.75% 6/1/13		700	730
6.75% 6/1/13 (g)		2,795	2,914
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,595
7.875% 5/1/12		985	1,113
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.:
6% 4/1/12		$ 1,790	$ 1,839
6.5% 2/1/14		1,670	1,708
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	4,099
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,035	2,543
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,073
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	339
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		553	592
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	777
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		1,754	2,166
			47,655
Household Durables - 0.6%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,196
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,135
8% 2/1/09		1,300	1,456
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		3,480	3,741
KB Home 8.625% 12/15/08		1,350	1,526
Standard Pacific Corp.:
7.75% 3/15/13		750	814
9.25% 4/15/12		315	362
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,149
William Lyon Homes, Inc. 7.5% 2/15/14		1,000	1,020
			12,399
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)		720	733
Media - 5.7%
AMC Entertainment, Inc.:
8% 3/1/14 (g)		1,930	1,814
8.625% 8/15/12 (g)		1,400	1,477
9.5% 2/1/11		39	40
9.875% 2/1/12		1,740	1,810
Cablevision Systems Corp. 8% 4/15/12 (g)		14,265	14,836
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)		$ 2,110	$ 2,099
Cinemark USA, Inc. 9% 2/1/13		500	559
Cinemark, Inc. 0% 3/15/14 (e)		4,695	3,228
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,172
CSC Holdings, Inc.:
6.75% 4/15/12 (g)		3,730	3,739
7.625% 4/1/11		2,580	2,715
7.625% 7/15/18		6,370	6,529
7.875% 2/15/18		2,515	2,603
Dex Media, Inc.:
0% 11/15/13 (e)(g)		30	18
0% 11/15/13 (e)		720	526
8% 11/15/13		5,755	6,028
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,742
6.625% 10/1/14 (g)		3,910	3,876
9.125% 1/15/09		42	47
10.375% 10/1/07		25	26
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,046
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	946
Haights Cross Operating Co. 11.75% 8/15/11		1,790	1,969
Houghton Mifflin Co.:
0% 10/15/13 (e)		11,050	6,741
8.25% 2/1/11		1,905	1,991
9.875% 2/1/13		4,265	4,478
IMAX Corp. 9.625% 12/1/10 (g)		1,970	1,970
Innova S. de R.L. 9.375% 9/19/13		7,120	7,779
Lamar Media Corp. 7.25% 1/1/13		370	398
LBI Media, Inc. 10.125% 7/15/12		835	933
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
PanAmSat Corp. 6.375% 1/15/08		490	499
PEI Holdings, Inc. 11% 3/15/10		1,551	1,795
Radio One, Inc. 8.875% 7/1/11		2,065	2,277
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,411
10.375% 9/1/14 (g)		3,670	3,835
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rogers Cable, Inc.:
5.5% 3/15/14		$ 1,175	$ 1,081
6.25% 6/15/13		2,720	2,659
7.875% 5/1/12		1,710	1,787
Sun Media Corp. Canada 7.625% 2/15/13		635	679
Susquehanna Media Co. 7.375% 4/15/13		770	809
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,780
The Walt Disney Co. 0.72% 10/19/04 (i)	JPY	100,000	909
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		2,920	2,982
yankee 10.5% 2/15/07		255	260
Videotron LTEE 6.875% 1/15/14		550	564
Von Hoffman Holdings, Inc. 13.5% 5/15/09		160	167
			114,638
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,160	1,209
Specialty Retail - 0.4%
AutoNation, Inc. 9% 8/1/08		1,850	2,132
Blockbuster, Inc. 9% 9/1/12 (g)		1,840	1,900
CSK Automotive, Inc. 7% 1/15/14		410	400
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	1,901
J. Crew Intermediate LLC 0% 5/15/08 (e)		1,225	1,115
			7,448
TOTAL CONSUMER DISCRETIONARY			191,003
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc. 7.625% 8/1/12 (g)		730	743
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09		90	95
6.9% 10/15/17		979	989
Doane Pet Care Co.:
9.75% 5/15/07		2,595	2,517
10.75% 3/1/10		800	856
Hines Nurseries, Inc. 10.25% 10/1/11		370	392
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Michael Foods, Inc. 8% 11/15/13		$ 420	$ 437
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,974	1,856
			7,142
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	285
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	494
TOTAL CONSUMER STAPLES			8,664
ENERGY - 5.2%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,312
Grant Prideco, Inc.:
9% 12/15/09		170	190
9.625% 12/1/07		460	519
Hanover Compressor Co.:
8.625% 12/15/10		490	532
9% 6/1/14		1,260	1,383
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		3,465	4,067
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,405
SESI LLC 8.875% 5/15/11		60	65
			13,473
Oil & Gas - 4.5%
Belden & Blake Corp. 8.75% 7/15/12 (g)		3,100	3,286
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	2,994
7% 8/15/14 (g)		865	913
7.5% 6/15/14		850	927
7.75% 1/15/15		615	670
El Paso Corp. 7.875% 6/15/12		1,985	1,955
El Paso Energy Corp.:
7.375% 12/15/12		2,990	2,855
7.75% 1/15/32		520	450
7.8% 8/1/31		1,630	1,422
8.05% 10/15/30		165	145
El Paso Production Holding Co. 7.75% 6/1/13		4,000	3,960
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co.:
6.25% 4/15/14		$ 1,500	$ 1,496
8.375% 6/15/12		755	823
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,812
EXCO Resources, Inc. 7.25% 1/15/11		570	604
Forest Oil Corp. 8% 12/15/11		480	538
General Maritime Corp. 10% 3/15/13		2,945	3,343
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp.:
6.25% 6/1/10		1,480	1,615
10.625% 12/1/12		823	1,029
Houston Exploration Co. 7% 6/15/13		410	426
InterNorth, Inc. 9.625% 3/15/06 (c)		935	243
OAO Gazprom 9.625% 3/1/13		3,240	3,601
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		1,750	1,750
9% 5/1/09 (Reg. S)		3,685	3,823
Petroleos Mexicanos 9.25% 3/30/18		3,005	3,614
Plains Exploration & Production Co. 7.125% 6/15/14 (g)		1,010	1,101
Plains Exploration & Production Co. Series B, 8.75% 7/1/12		1,825	2,053
Range Resources Corp. 7.375% 7/15/13		2,190	2,310
Ship Finance International Ltd. 8.5% 12/15/13		5,015	5,015
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,424
The Coastal Corp.:
6.375% 2/1/09		440	419
7.75% 6/15/10		4,460	4,460
7.75% 10/15/35		235	202
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,085
Williams Companies, Inc.:
7.125% 9/1/11		2,300	2,524
7.625% 7/15/19		7,267	7,957
7.75% 6/15/31		1,625	1,641
7.875% 9/1/21		3,705	4,048
8.125% 3/15/12		1,025	1,174
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32		$ 3,360	$ 3,746
YPF SA yankee 9.125% 2/24/09		1,075	1,185
			91,638
TOTAL ENERGY			105,111
FINANCIALS - 8.7%
Capital Markets - 0.8%
Banco BPI SA 0.1013% 2/12/07 (i)	JPY	100,000	908
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		8,890	9,601
Goldman Sachs Group, Inc. 6.125% 2/14/17	GBP	1,500	2,802
Merrill Lynch & Co., Inc. 0.3719% 5/28/08 (i)	JPY	200,000	1,825
			15,136
Commercial Banks - 0.5%
ASB Bank Ltd. 0.0525% 7/27/05 (i)	JPY	200,000	1,810
Banco Santander Central Hispano SA 2.164% 2/23/06 (i)	EUR	500	621
Banque Federative du Credit Mutuel (BFCM) 2.22% 7/24/06 (i)	EUR	500	621
Japan Development Bank 1.7% 9/20/22	JPY	170,000	1,442
NIB Capital Bank NV 0.1013% 2/17/09 (i)	JPY	250,000	2,268
San Paolo IMI Spa 2.416% 6/28/16 (h)(i)	EUR	1,000	1,244
Westpac Banking Corp. 2.2371% 1/27/06 (i)	CAD	1,500	1,188
			9,194
Consumer Finance - 0.4%
Chester Asset Receivables Dealings PLC 2.957% 9/15/13 (i)	EUR	500	624
Cumbernauld Funding 5.2% 3/16/09	GBP	450	815
General Motors Acceptance Corp. 3.866% 7/5/05 (i)	EUR	1,500	1,884
General Motors Acceptance Corp. of Canada Ltd. 3.866% 9/12/08 (i)	EUR	1,500	1,913
Household Finance Corp. 6.25% 8/19/19	GBP	1,500	2,885
Metris Companies, Inc. 10.125% 7/15/06		330	325
			8,446
Diversified Financial Services - 5.6%
Ahold Finance USA, Inc. 8.25% 7/15/10		3,755	4,206
Arch Western Finance LLC 6.75% 7/1/13 (g)		1,425	1,518
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		$ 2,500	$ 2,803
BAT International Finance PLC 2.966% 4/3/06 (i)	EUR	1,500	1,878
Caixa Finance BV 2.164% 11/21/06 (i)	EUR	1,000	1,243
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	13,426
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	931
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)		505	407
0% 5/15/11 (e)		830	515
10% 4/1/09		535	433
10.75% 10/1/09		1,670	1,369
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)		490	613
Citigroup Global Markets Holdings, Inc. 5.01% 2/20/07 (i)	GBP	1,000	1,812
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)		2,130	1,305
Series B, 0% 10/1/14 (e)(g)		6,210	3,710
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	465
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		725	804
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,622
FIMEP SA 10.5% 2/15/13		2,885	3,383
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,085
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,515
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (g)		1,390	1,473
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)		1,920	1,920
9.875% 10/15/14 (g)		2,850	2,850
Huntsman Advanced Materials LLC:
11% 7/15/10 (g)		750	868
11.86% 7/15/08 (g)(i)		940	982
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hurricane Finance BV:
9.625% 2/12/10 (g)		$ 775	$ 837
9.625% 2/12/10 (Reg. S)		450	486
IOS Capital LLC 7.25% 6/30/08		58	61
Ispat Inland ULC 9.75% 4/1/14		1,415	1,557
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	125,000	1,131
Jostens Holding Corp. 0% 12/1/13 (e)		2,060	1,411
Jostens IH Corp. 7.625% 10/1/12 (g)		1,040	1,045
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		3,945	3,314
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		2,210	2,216
9.75% 1/30/08 (g)		3,030	3,212
9.75% 1/30/08 (Reg. S)		250	265
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,253
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		2,770	2,839
Pemex Project Funding Master Trust:
3.18% 6/15/10 (g)(i)		2,940	2,969
3.4% 10/15/09 (g)(i)		2,530	2,631
6.625% 4/4/10	EUR	500	674
8.625% 2/1/22		4,495	5,119
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		3,490	4,179
Punch Taverns Finance PLC 5.1488% 4/15/09 (i)	GBP	1,000	1,638
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)		350	397
10.875% 12/15/12 (g)		550	668
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)		3,200	3,392
Sealed Air Finance euro 5.625% 7/19/06	EUR	250	319
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,318	1,496
11% 2/15/13		2,593	3,086
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,710
Volkswagen International Finance NV 0.1513% 2/9/06 (i)	JPY	200,000	1,813
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		540	583
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (g)		$ 2,425	$ 2,540
Xerox Capital Trust I 8% 2/1/27		1,500	1,466
			112,443
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (g)		2,450	2,579
BF Saul REIT 7.5% 3/1/14		3,400	3,451
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,225	3,402
La Quinta Properties, Inc.:
7% 8/15/12 (g)		1,240	1,311
8.875% 3/15/11		1,860	2,086
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,383
8.625% 1/15/12		1,510	1,680
			18,892
Thrifts & Mortgage Finance - 0.5%
Granite Mortgages PLC:
2.485% 1/20/43 (i)	EUR	400	499
5.11% 3/20/44 (i)	GBP	1,000	1,811
Holmes Financing #8 PLC 4.9788% 7/15/40 (i)	GBP	1,000	1,810
Opera Finance PLC 5.1772% 7/31/13 (i)	GBP	1,000	1,813
Permanent Financing #1 PLC 5.1% 6/10/09 (i)	EUR	400	523
Southern Pacific Securities Series 2004 2, 5.1487% 6/10/25 (i)	GBP	2,500	4,530
			10,986
TOTAL FINANCIALS			175,097
HEALTH CARE - 2.4%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12 (g)		560	584
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,898
Fisher Scientific International, Inc. 8.125% 5/1/12		845	942
			2,840
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 2.1%
AmeriPath, Inc. 10.5% 4/1/13		$ 2,805	$ 2,861
AmerisourceBergen Corp.:
7.25% 11/15/12		670	724
8.125% 9/1/08		465	515
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)		4,140	4,419
Concentra Operating Corp. 9.125% 6/1/12 (g)		390	427
Genesis HealthCare Corp. 8% 10/15/13		350	380
HCA, Inc. 6.75% 7/15/13		3,715	3,934
Mariner Health Care, Inc. 8.25% 12/15/13 (g)		870	927
National Nephrology Associates, Inc. 9% 11/1/11 (g)		490	567
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,042
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	362
Service Corp. International (SCI) 6.75% 4/1/16 (g)		2,800	2,800
Tenet Healthcare Corp. 9.875% 7/1/14 (g)		3,130	3,247
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,247
U.S. Oncology, Inc.:
9% 8/15/12 (g)		1,300	1,333
10.75% 8/15/14 (g)		5,210	5,366
Vanguard Health Holding Co. I 0% 10/1/15 (e)(g)		4,500	2,565
Vanguard Health Holding Co. II LLC 9% 10/1/14 (g)		6,520	6,528
			42,244
Pharmaceuticals - 0.2%
Leiner Health Products, Inc. 11% 6/1/12 (g)		1,885	2,003
VWR International, Inc.:
6.875% 4/15/12 (g)		630	654
8% 4/15/14 (g)		630	662
			3,319
TOTAL HEALTH CARE			48,987
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,202
BE Aerospace, Inc.:
8.5% 10/1/10		200	217
8.875% 5/1/11		2,415	2,445
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Transdigm, Inc. 8.375% 7/15/11		$ 560	$ 596
Vought Aircraft Industries, Inc. 8% 7/15/11		535	515
			5,975
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		3,489	1,989
7.379% 5/23/16		980	559
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		98	78
6.748% 9/15/18		97	74
6.795% 2/2/20		345	276
6.8% 7/2/07		60	47
6.9% 7/2/18		764	588
8.312% 10/2/12		657	473
8.321% 11/1/06		425	395
8.388% 5/1/22		929	688
Delta Air Lines, Inc. 7.9% 12/15/09		170	49
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,150
7.711% 9/18/11		320	166
7.779% 11/18/05		170	65
7.92% 5/18/12		3,340	1,670
10.06% 1/2/16		170	77
Northwest Airlines Corp. 10% 2/1/09		1,270	889
Northwest Airlines, Inc.:
9.875% 3/15/07		125	94
10.5% 4/1/09		289	202
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		314	217
7.691% 4/1/17		36	27
7.95% 9/1/16		44	35
8.07% 1/2/15		1,369	890
8.304% 9/1/10		248	188
NWA Trust 10.23% 6/21/14		276	240
			11,126
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.2%
ERICO International Corp. 8.875% 3/1/12		$ 240	$ 244
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,915	4,326
			4,570
Commercial Services & Supplies - 0.4%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)		1,260	1,329
Allied Waste North America, Inc. 6.5% 11/15/10		1,830	1,803
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,476
9.25% 5/1/21		680	734
JohnsonDiversey, Inc. 9.625% 5/15/12		435	489
Worldspan LP 9.625% 6/15/11		2,855	2,591
			8,422
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,325
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		540	466
			1,791
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,055	3,391
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,250
9.5% 12/1/10 (i)		320	368
Navistar International Corp. 7.5% 6/15/11		650	694
			3,312
Marine - 0.3%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)		770	812
OMI Corp. 7.625% 12/1/13		4,625	4,787
			5,599
Road & Rail - 0.8%
Grupo TMM SA de CV 10.5% 8/1/07 (g)		1,696	1,526
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,060	3,121
9.5% 10/1/08		260	287
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee:
10.25% 6/15/07		$ 865	$ 889
11.75% 6/15/09		10,339	10,391
			16,214
TOTAL INDUSTRIALS			60,400
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		10,475	8,432
6.5% 1/15/28		190	155
			8,587
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. 7.875% 7/1/11		6,510	6,787
IT Services - 0.3%
Iron Mountain, Inc.:
6.625% 1/1/16		4,820	4,675
8.25% 7/1/11		535	558
8.625% 4/1/13		45	49
			5,282
Office Electronics - 1.0%
Xerox Corp.:
6.875% 8/15/11		3,240	3,386
7.125% 6/15/10		3,720	3,943
7.625% 6/15/13		12,425	13,419
			20,748
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	798
Freescale Semiconductor, Inc. 7.125% 7/15/14 (g)		4,815	5,008
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		510	588
Semiconductor Note Participation Trust 0% 8/4/11 (g)		500	685
Viasystems, Inc. 10.5% 1/15/11		4,065	3,882
			10,961
TOTAL INFORMATION TECHNOLOGY			52,365
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 5.4%
Chemicals - 1.7%
America Rock Salt Co. LLC 9.5% 3/15/14 (g)		$ 2,955	$ 3,058
Braskem SA 12.5% 11/5/08		685	764
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,243
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,033
Georgia Gulf Corp. 7.125% 12/15/13		630	649
Huntsman ICI Chemicals LLC 10.125% 7/1/09		2,965	3,113
Huntsman ICI Holdings LLC 0% 12/31/09		2,380	1,261
Huntsman International LLC 9.875% 3/1/09		480	524
Huntsman LLC:
8.8% 7/15/11 (g)(i)		630	665
11.625% 10/15/10		735	853
Innophos, Inc. 8.875% 8/15/14 (g)		530	563
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		4,800	3,960
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,483
9.625% 5/1/07		265	286
9.875% 5/1/07		212	223
11.125% 7/15/12		1,950	2,262
Millennium America, Inc.:
9.25% 6/15/08		1,590	1,739
9.25% 6/15/08 (g)		925	1,012
Phibro Animal Health Corp. 13% 12/1/07 unit (g)		1,295	1,412
Pliant Corp. 0% 6/15/09 (e)		1,700	1,437
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		2,470	2,519
Solutia, Inc.:
6.72% 10/15/37 (c)		170	112
7.375% 10/15/27 (c)		5,120	3,379
			33,550
Containers & Packaging - 1.0%
BWAY Corp. 10% 10/15/10		1,175	1,269
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,580
8% 4/15/23		3,915	3,661
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,598
10.875% 3/1/13		760	885
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		$ 2,140	$ 2,354
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		620	660
8.25% 5/15/13		1,070	1,140
8.75% 11/15/12		4,155	4,607
8.875% 2/15/09		2,240	2,430
			21,184
Metals & Mining - 1.8%
Century Aluminum Co. 7.5% 8/15/14 (g)		780	819
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,117
0% 6/1/13 (e)		2,260	1,785
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		8,525	8,546
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (g)		1,310	1,395
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		2,770	2,656
10.125% 2/1/10		3,590	4,057
International Steel Group, Inc. 6.5% 4/15/14 (g)		4,720	4,720
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,532
Massey Energy Co. 6.625% 11/15/10		2,850	2,978
Oregon Steel Mills, Inc. 10% 7/15/09		2,625	2,868
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,437
Steel Dynamics, Inc.:
9.5% 3/15/09		65	72
9.5% 3/15/09		2,090	2,309
			36,291
Paper & Forest Products - 0.9%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14		1,750	1,671
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,229
8% 1/15/24		4,215	4,768
8.875% 5/15/31		1,095	1,314
9.375% 2/1/13		2,540	2,985
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,927
Norske Skog Canada Ltd. 8.625% 6/15/11		1,185	1,283
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp.:
8.375% 7/1/12		$ 540	$ 599
9.75% 2/1/11		1,290	1,432
			18,208
TOTAL MATERIALS			109,233
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 3.7%
Empresa Brasileira de Telecomm SA 11% 12/15/08		5,193	5,751
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,064
MCI, Inc.:
6.688% 5/1/09		102	98
7.735% 5/1/14		1,140	1,074
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,489
NTL Cable PLC 8.75% 4/15/14 (g)		13,365	14,434
Qwest Corp. 9.125% 3/15/12 (g)		19,230	21,153
Qwest Services Corp. 14.5% 12/15/14 (g)(i)		1,105	1,337
Telefonica de Argentina SA 9.125% 11/7/10		2,042	2,068
Telenet Group Holding NV 0% 6/15/14 (e)(g)		10,675	7,846
U.S. West Communications:
6.875% 9/15/33		5,398	4,480
7.125% 11/15/43		220	186
7.2% 11/10/26		2,450	2,138
7.25% 9/15/25		1,115	1,004
7.25% 10/15/35		1,300	1,115
7.5% 6/15/23		1,880	1,716
8.875% 6/1/31		340	336
			74,289
Wireless Telecommunication Services - 3.6%
American Cellular Corp. 10% 8/1/11		190	155
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		5,805	6,139
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)		2,460	2,343
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		1,670	1,749
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
7.5% 12/1/13		$ 1,540	$ 1,613
9.375% 8/1/11		3,800	4,370
10.75% 8/1/11		2,255	2,509
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		2,320	2,651
Globe Telecom, Inc. 9.75% 4/15/12		1,330	1,473
Kyivstar GSM 10.375% 8/17/09 (g)		2,365	2,525
Millicom International Cellular SA 10% 12/1/13 (g)		8,165	8,165
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,124
6.875% 10/31/13		3,850	3,990
7.375% 8/1/15		18,820	20,184
Rogers Wireless, Inc.:
6.375% 3/1/14		2,795	2,557
9.625% 5/1/11		1,940	2,158
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		2,140	2,129
UbiquiTel Operating Co.:
9.875% 3/1/11		395	413
9.875% 3/1/11 (g)		1,310	1,369
Western Wireless Corp. 9.25% 7/15/13		5,230	5,335
			72,951
TOTAL TELECOMMUNICATION SERVICES			147,240
UTILITIES - 3.1%
Electric Utilities - 0.2%
Illinois Power Co.:
7.5% 6/15/09		60	68
11.5% 12/15/10		2,175	2,577
Nevada Power Co. 10.875% 10/15/09		80	93
Sierra Pacific Power Co.:
6.25% 4/15/12 (g)		640	653
8% 6/1/08		870	948
			4,339
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 1.7%
ANR Pipeline, Inc.:
7.375% 2/15/24		$ 1,980	$ 1,982
8.875% 3/15/10		430	482
9.625% 11/1/21		5,555	6,610
Northwest Pipeline Corp.:
6.625% 12/1/07		285	302
8.125% 3/1/10		400	446
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,203
8% 3/1/32		4,170	4,295
8.875% 3/15/10		510	572
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	521
7.5% 4/1/17		5,295	5,507
7.625% 4/1/37		1,035	1,030
8.375% 6/15/32		1,155	1,236
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		420	422
6.25% 1/15/08		1,115	1,171
7% 8/15/11		330	362
8.875% 7/15/12		1,455	1,761
			33,902
Multi-Utilities & Unregulated Power - 1.2%
AES Corp.:
7.75% 3/1/14		1,780	1,822
8.75% 5/15/13 (g)		1,460	1,639
8.875% 2/15/11		1,139	1,263
9% 5/15/15 (g)		1,340	1,514
Calpine Corp.:
8.5% 7/15/10 (g)		1,790	1,365
8.75% 7/15/13 (g)		9,590	7,216
9.875% 12/1/11 (g)		510	398
CMS Energy Corp.:
7.5% 1/15/09		760	795
8.5% 4/15/11		1,320	1,440
8.9% 7/15/08		1,130	1,230
Enron Corp.:
6.4% 7/15/06 (c)		545	142
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
6.625% 11/15/05 (c)		$ 2,200	$ 572
6.725% 11/15/37 (c)		684	181
6.75% 8/1/09 (c)		550	143
6.875% 10/15/07 (c)		1,330	346
6.95% 7/15/28 (c)		1,204	319
7.125% 5/15/07 (c)		235	61
7.375% 5/15/19 (c)		1,400	361
7.875% 6/15/49 (c)		235	61
8.375% 5/23/05 (c)		2,500	638
9.125% 4/1/49 (c)		50	13
9.875% 6/15/49 (c)		220	57
Sierra Pacific Resources 8.625% 3/15/14 (g)		2,000	2,160
			23,736
TOTAL UTILITIES			61,977
TOTAL NONCONVERTIBLE BONDS			960,077
TOTAL CORPORATE BONDS (Cost $920,458)			961,970
U.S. Government and Government Agency Obligations - 20.5%

U.S. Government Agency Obligations - 5.4%
Fannie Mae:
3.25% 1/15/08		11,850	11,829
3.25% 2/15/09		12,890	12,697
5.125% 1/2/14		8,000	8,149
6% 5/15/11		7,675	8,475
6.125% 3/15/12		900	1,003
6.25% 2/1/11		380	420
Federal Home Loan Bank:
2.25% 5/15/06		16,150	16,050
5.8% 9/2/08		2,920	3,160
Freddie Mac:
2.875% 12/15/06		5,525	5,519
3.625% 9/15/08		22,050	22,163
U.S. Government and Government Agency Obligations - continued
		PrincipalAmount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.375% 2/4/10		$ 3,440	$ 3,442
4.5% 1/15/14		5,480	5,453
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		69	73
Private Export Funding Corp. secured 5.685% 5/15/12		2,360	2,560
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,941	1,987
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,908
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			107,888
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		17,543	22,259
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		64,754	65,843
2% 1/15/14		9,943	10,181
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			98,283
U.S. Treasury Obligations - 10.2%
U.S. Treasury Bonds:
6.125% 8/15/29		13,500	15,733
9% 11/15/18		2,000	2,911
11.25% 2/15/15		2,900	4,614
U.S. Treasury Notes:
1.625% 2/28/06		20,100	19,895
2.375% 8/31/06		26,000	25,904
2.5% 5/31/06		31,900	31,914
3.125% 5/15/07		15,000	15,127
3.25% 1/15/09		25,100	25,112
4.25% 8/15/13		4,000	4,060
4.25% 11/15/13		17,000	17,219
4.75% 5/15/14		22,800	23,933
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 2/15/11		$ 9,300	$ 9,999
5.75% 8/15/10		8,500	9,476
TOTAL U.S. TREASURY OBLIGATIONS			205,897
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $409,062)			412,068
U.S. Government Agency - Mortgage Securities - 2.0%

Fannie Mae - 2.0%
4% 3/1/19 to 7/1/19		10,999	10,734
4.5% 12/1/18		9,082	9,077
5% 3/1/18 to 5/1/34		13,330	13,353
5.5% 5/1/11 to 3/1/18		4,504	4,666
6% 8/1/13 to 1/1/26		180	189
6.5% 4/1/09 to 9/1/32		1,127	1,184
7% 9/1/25		19	20
7.5% 1/1/28 to 5/1/28		128	138
TOTAL FANNIE MAE			39,361
Freddie Mac - 0.0%
8.5% 3/1/20		33	36
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		161	169
6.5% 4/15/26 to 5/15/26		136	144
7% 9/15/25 to 5/15/32		309	330
7.5% 2/15/22 to 8/15/28		324	351
8% 9/15/26 to 12/15/26		61	67
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,061
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,261)			40,458
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - 0.0%
Holmes Financing #8 PLC floater Series 3 Class C, 2.965% 7/15/40 (i)	EUR	$ 500	$ 623
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		507	508
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		412	416
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2707 Class QD, 4.5% 5/15/17		1,435	1,420
TOTAL U.S. GOVERNMENT AGENCY			2,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,011)			2,967
Foreign Government and Government Agency Obligations - 22.3%

Argentine Republic 1.98% 8/3/12 (i)		3,970	2,933
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	930
par B 6.75% 3/21/21		100	93
value recovery A rights 1/2/21 (j)		1,000,000	0
value recovery B rights 1/2/21 (j)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (g)		540	583
9.5% 12/12/06 (Reg. S)		3,163	3,416
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		28,915	28,608
debt conversion bond 2.125% 4/15/12 (i)		2,160	2,003
par Z-L 6% 4/15/24		2,010	1,797
11% 8/17/40		8,680	9,739
12% 4/15/10		1,650	1,971
12.25% 3/6/30		2,435	3,013
12.75% 1/15/20		1,820	2,311
Canadian Government:
3% 6/1/06	CAD	22,250	17,611
5.25% 6/1/12	CAD	2,100	1,750
5.5% 6/1/09	CAD	5,500	4,640
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Canadian Government: - continued
5.75% 6/1/29	CAD	$ 13,500	$ 11,673
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,500	1,410
promissory note 5.092% 1/5/10		1,655	1,563
warrants 11/15/20 (a)(j)		3,250	1
City of Kiev 8.75% 8/8/08		5,285	5,549
Colombian Republic:
10.75% 1/15/13		3,520	4,036
11.75% 2/25/20		2,310	2,830
Dominican Republic:
Brady 2.75% 8/30/09 (i)		4,166	3,104
2.4381% 8/30/24 (i)		1,330	964
9.5% 9/27/06 (Reg. S)		440	374
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		2,480	2,021
12% 11/15/12 (Reg. S)		4,446	4,390
euro par 4.75% 2/28/25 (f)		425	267
German Federal Republic:
4.25% 1/4/14	EUR	14,000	17,803
4.5% 7/4/09	EUR	38,600	50,587
4.75% 7/4/34	EUR	12,300	15,568
5% 1/4/12	EUR	11,600	15,591
5.25% 1/4/11	EUR	13,250	18,019
Hellenic Republic 3.25% 6/21/07	EUR	10,500	13,165
Italian Republic 5.25% 11/1/29	EUR	2,000	2,660
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(f)	FRF	10,395	325
Japan Government:
0.2% 7/20/06	JPY	1,130,000	10,290
1.5% 3/20/14	JPY	2,360,000	21,657
2.4% 6/20/24	JPY	200,000	1,921
Lebanese Republic:
10.125% 8/6/08		1,220	1,362
10.25% 10/6/09 (Reg. S)		550	627
Panamanian Republic:
9.625% 2/8/11		605	693
10.75% 5/15/20		1,735	2,082
Peruvian Republic:
3% 3/7/27 (f)		900	554
9.125% 2/21/12		3,030	3,386
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		$ 3,170	$ 3,122
8.375% 2/15/11		6,190	6,283
9% 2/15/13		1,375	1,420
9.875% 1/15/19		2,945	3,037
Russian Federation:
5% 3/31/30 (f)(g)		3,900	3,754
5% 3/31/30 (Reg. S) (f)		22,665	21,815
euro 10% 6/26/07		5,305	5,995
South African Republic:
8.5% 6/23/17		1,360	1,649
9.125% 5/19/09		1,270	1,505
13% 8/31/10	ZAR	3,880	715
Turkish Republic:
0% 8/24/05	TRL	4,495,290,000	2,445
0% 12/7/05	TRL	1,641,910,000	837
7.25% 3/15/15		1,370	1,350
10.5% 1/13/08		1,570	1,786
11% 1/14/13		3,450	4,231
11.75% 6/15/10		4,330	5,375
25% 11/16/05	TRL	3,040,209,000	2,037
Ukraine Cabinet of Ministers 7.65% 6/11/13 (g)		835	835
Ukraine Government:
6.875% 3/4/11 (g)		850	836
7.65% 6/11/13 (Reg. S)		395	395
United Kingdom, Great Britain & Northern Ireland:
4.75% 9/7/15	GBP	1,550	2,786
6% 12/7/28	GBP	5,650	12,177
8% 6/7/21	GBP	3,900	9,654
8.75% 8/25/17	GBP	1,500	3,731
United Mexican States:
7.5% 4/8/33		7,355	7,734
8.125% 12/30/19		3,100	3,553
8.375% 1/14/11		3,610	4,233
11.5% 5/15/26		5,400	8,073
Uruguay Republic:
7.25% 2/15/11		2,655	2,496
10.5% 10/20/06	UYU	58,000	2,385
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Uruguay Republic: - continued
17.75% 2/4/06	UYU	$ 41,200	$ 1,509
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (i)		3,775	3,379
oil recovery rights 4/15/20 (j)		3,260	0
5.375% 8/7/10		1,520	1,370
8.5% 10/8/14		1,790	1,750
9.25% 9/15/27		1,440	1,420
10.75% 9/19/13		6,215	6,967
13.625% 8/15/18		1,435	1,837
euro Brady:
par W-A 6.75% 3/31/20		4,250	4,133
par W-B 6.75% 3/31/20		3,970	3,861
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		2,580	1,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $416,206)			450,165
Common Stocks - 1.0%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Volume Services America Holdings, Inc. Income Deposit Security	165,925	2,439
Media - 0.5%
NTL, Inc. (a)	140,401	8,715
NTL, Inc. warrants 1/13/11 (a)	6	0
		8,715
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,160	71
TOTAL CONSUMER DISCRETIONARY		11,225
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	248,500	626
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (k)	98	$ 2
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telewest Global, Inc. (a)	693,453	8,058
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (g)	895	1
TOTAL TELECOMMUNICATION SERVICES		8,059
TOTAL COMMON STOCKS (Cost $17,923)		19,912
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75% (a)	1,519	1,686
Specialty Retail - 0.0%
General Nutrition Centers Holding Co. 12.00% (g)	1,170	1,246
TOTAL CONSUMER DISCRETIONARY		2,932
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875% (a)	1,260	1,370
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)	240	245
TOTAL FINANCIALS		1,615
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	123	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,221)		4,548
Floating Rate Loans - 0.8%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 8.25% 11/1/11 (i)		$ 2,600	$ 2,584
Tranche C2, term loan 12.75% 5/2/12 (i)		1,300	1,320
			3,904
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 6% 3/31/08 (i)		1,800	1,748
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09		993	1,087
TOTAL CONSUMER DISCRETIONARY			6,739
FINANCIALS - 0.3%
Consumer Finance - 0.2%
Metris Companies, Inc. term loan 11.15% 5/6/07 (i)		2,800	2,933
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (i)		2,720	2,672
TOTAL FINANCIALS			5,605
UTILITIES - 0.2%
Electric Utilities - 0.2%
Astoria Energy LLC term loan:
6.9906% 4/15/12 (i)		1,820	1,847
10.725% 4/15/12 (i)		1,560	1,603
			3,450
TOTAL FLOATING RATE LOANS (Cost $14,892)			15,794
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 2.875% 3/28/13 (i)		219	194
- Credit Suisse First Boston 2.875% 3/28/13 (i)		1,969	1,742
- Deutsche Bank:
2.5625% 3/21/05 (i)		455	448
2.875% 3/28/13 (i)		987	874
Sovereign Loan Participations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation: - continued
2.875% 3/28/13 (i)	JPY	$ 94,640	$ 723
- Salomon Brothers 2.5625% 3/21/05 (i)		450	443
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,268)			4,424
Certificates of Deposit - 0.1%

HBOS PLC 2.03% 10/11/04 (Cost $1,844)	EUR	1,500	1,865
Money Market Funds - 4.3%
Shares

Fidelity Cash Central Fund, 1.74% (b) (Cost $85,868)	85,868,017	85,868

TOTAL INVESTMENT PORTFOLIO - 99.2%

(Cost $1,918,014)

2,000,039
NET OTHER ASSETS - 0.8%	15,247
NET ASSETS - 100%	$ 2,015,286
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $255,596,000 or 12.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,915,283,000. Net unrealized appreciation aggregated $84,756,000, of which $100,881,000 related to appreciated investment securities and $16,125,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004